Form N-1A Cover	Apr. 30, 2025
Prospectus [Line Items]
Document Creation Date	Apr. 30, 2025
Document Effective Date	Apr. 30, 2025
Document Type	485BPOS
Amendment Flag	false
Registrant Name	GABELLI INTERNATIONAL GROWTH FUND, INC.
Entity Central Index Key	0000925463
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
Prospectus Date	Apr. 30, 2025